Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets acquired
Goodwill	kr 30,035	kr 27,815	kr 43,387
Acquisitions 2016-2018 [member]
Disclosure of consideration transferred business combinations [line items]
Total consideration, including cash	1,314	62	920
Net assets acquired
Cash and cash equivalents	94		139
Property, plant and equipment	4	12	19
Intangible assets	481	101	817
Investments in associates	64
Other assets	254	1	290
Other liabilities	(494)	25	(290)
Total identifiable net assets	403	139	975
Goodwill	911	(77)	(55)
Total	1,314	62	920
Acquisition-related costs	kr 24	kr 49	kr 4